WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE INTERNATIONAL EQUITY FUND	September 30, 2022 (Unaudited)
SCHEDULE OF INVESTMENTS

	Shares	Value
COMMON STOCKS - 80.0%
Australia - 3.0%
Allkem Ltd. (a)	4,467	$39,714
ALS Ltd.	11,187	72,024
APM Human Services International Ltd.	19,708	42,672
Atlassian Corp. PLC - Class A (a)	6,420	1,351,988
Aurizon Holdings Ltd.	71,097	156,210
Austal Ltd.	65,192	95,123
Australia & New Zealand Banking Group Ltd.	1,701	24,698
Australian Clinical Labs Ltd.	9,519	21,525
BGP Holdings Ltd. (b)(c)	4,007	–
BlueScope Steel Ltd.	9,931	96,077
Charter Hall Group	19,508	141,218
Cochlear Ltd.	58	7,167
Coles Group Ltd.	15,206	159,978
Cromwell Property Group	223,896	96,050
CSL Ltd.	8,680	1,573,888
Eclipx Group Ltd. (a)	26,379	37,772
Elders Ltd.	11,718	88,895
Emeco Holdings Ltd.	60,858	32,347
Grange Resources Ltd.	157,434	69,613
Ingenia Communities Group	17,186	40,990
JB Hi-Fi Ltd.	5,806	139,948
Lendlease Corp. Ltd.	62	351
Lovisa Holdings Ltd.	3,553	47,886
MediBank Private Ltd.	12,634	28,078
Metcash Ltd.	22,002	54,534
National Australia Bank Ltd.	4,914	90,104
Nine Entertainment Co. Holdings Ltd.	24,815	29,273
Northern Star Resources Ltd.	13,146	66,275
NRW Holdings Ltd.	23,085	34,838
Orora Ltd.	42,134	80,412
Perenti Global Ltd	90,762	53,568
Perseus Mining Ltd.	55,760	54,924
Pilbara Minerals Ltd. (a)	34,639	101,458
QBE Insurance Group Ltd.	22,038	162,799
Ridley Corp. Ltd.	136,090	177,767
Sandfire Resources Ltd.	10,772	25,566
Seven West Media Ltd. (a)	71,252	18,698
Sonic Healthcare Ltd.	1,270	24,712
South32 Ltd.	11,443	26,449
Telstra Corp. Ltd.	14,358	35,191
Treasury Wine Estates Ltd	2,149	17,303
Vicinity Centres	56,401	62,977
Viva Energy Group Ltd. (d)	13,132	21,812
Washington H Soul Pattinson & Co. Ltd.	803	13,666
West African Resources Ltd. (a)	109,565	72,719
WiseTech Global Ltd.	5,215	171,290
Woodside Energy Group Ltd.	2,345	47,706
Woolworths Group Ltd.	2,858	61,838
		5,870,091
Austria - 0.1%
AT&S Austria Technologie & Systemtechnik AG	1,089	35,526
Palfinger AG	1,266	24,113
Porr Ag	1,738	15,320
Strabag SE	1,702	64,347
Telekom Austria AG	17,967	103,697
Wienerberger AG	1,198	24,018
		267,021
Belgium - 0.1%
Aedifica SA	337	25,861
Bekaert SA	2,642	66,009
Intervest Offices & Warehouses NV	950	21,690
Telenet Group Holding NV	3,023	41,231
Tessenderlo Group SA (a)	711	20,928
		175,719
Brazil - 1.1%
Ambev SA	500,000	1,441,323
Atacadao SA	19,700	70,446
Banco do Brasil SA	4,700	33,501
Cia de Saneamento de Minas Gerais-COPASA	15,800	38,575
Cia de Saneamento do Parana	33,300	106,116
Cury Construtora e Incorporadora SA	32,800	71,932
Jalles Machado SA	42,300	56,145
JBS SA	300	1,404
Marfrig Global Foods SA	8,800	16,167
Mills Estruturas e Servicos de Engenharia SA	52,600	107,260
Petro Rio SA (a)	27,500	140,499
Petroleo Brasileiro SA	7,700	47,505
Petroreconcavo SA	9,400	43,773
Portobello SA	29,600	56,573
TIM SA	8,200	18,378
		2,249,597
Britain - 7.8%
4imprint Group PLC	749	28,216
Abrdn Property Income Trust Ltd.	26,106	18,668
Airtel Africa PLC (d)	60,733	87,655
Ashtead Group PLC	1,822	81,344
Assura PLC	212,986	127,379
AstraZeneca PLC	15,943	1,753,245
Aviva PLC - Class B (a)	97,066	416,916
Barclays PLC	282,905	451,038
Big Yellow Group PLC	8,029	94,547
BP PLC	46,745	222,288
Bytes Technology Group PLC	13,451	62,727
Centrica PLC (a)	66,200	52,109
Compass Group PLC	5,666	113,258
Computacenter PLC	3,053	65,671
Cranswick PLC	816	24,375
Diageo PLC	6,617	277,355
Drax Group PLC	3,703	24,697
EMIS Group PLC	3,542	74,589
EnQuest PLC (a)	83,659	24,712
Ferguson PLC	8,580	893,412
Ferroglobe PLC (a)	2,958	15,618
Forterra PLC (d)	8,852	23,179
Frasers Group PLC (a)	4,901	36,581
Future PLC	2,174	32,027
Global Ship Lease, Inc. - Class A (f)	2,226	35,126
Greggs PLC	3,082	58,416
GSK PLC	24,834	362,227
Haleon PLC (a)	12,424	38,441
Harbour Energy PLC	8,800	43,830
Howden Joinery Group PLC	21,407	119,108
HSBC Holdings PLC	230,365	1,193,725
IMI PLC	10,108	125,406
Imperial Brands PLC	2,146	44,284
Indivior PLC (a)	10,244	32,409
InterContinental Hotels Group PLC	2,511	120,466
J Sainsbury PLC	367,224	709,264
John Wood Group PLC (a)	500,581	699,632
Keller Group PLC	2,436	17,007
Legal & General Group PLC	112,789	269,904
Lloyds Banking Group PLC	313,303	143,137
LXI REIT PLC	12,239	16,902
Man Group PLC	51,163	127,442
Morgan Advanced Materials PLC	17,993	45,492
NatWest Group PLC	198,435	495,220
Next Fifteen Communications Group PLC	11,430	98,636
OSB Group PLC	4,058	18,974
Pagegroup PLC	7,223	29,737
Pets at Home Group PLC	9,110	26,528
Reckitt Benckiser Group PLC	7,175	474,204
Redde Northgate PLC	9,752	31,518
Renewi PLC (a)	5,727	35,777
Rightmove PLC	7,524	39,908
Royal Mail PLC	34,443	70,240
RS Group PLC	5,559	59,322
Safestore Holdings PLC	16,516	154,448
Serco Group PLC	70,493	122,158
Shell PLC	10,689	265,944
Shell PLC	48,787	1,217,038
Speedy Hire PLC	62,132	25,651
Spirent Communications PLC	56,463	165,459
Standard Chartered PLC	89,654	563,906
Stolt-Nielsen Ltd.	1,022	20,337
TechnipFMC PLC (a)	94,689	801,069
Tesco PLC	321,620	736,416
The Restaurant Group PLC (a)	34,101	11,145
Travis Perkins (a)	70,583	607,265
Tullow Oil PLC (a)	98,695	46,410
Unilever PLC	891	39,204
Vertu Motors PLC	64,674	30,295
Virgin Money UK PLC	10,087	13,896
Watches of Switzerland Group PLC (a)(d)	1,971	14,604
Wise PLC - Class A (a)	9,793	71,350
		15,490,483
Canada - 4.8%
Algoma Steel Group, Inc.	4,339	27,956
Alimentation Couche-Tard, Inc.	1,800	72,464
Arc Resources Ltd.	8,900	106,889
Aritzia, Inc. (a)	2,081	68,380
Artis Real Estate Investment Trust	13,568	93,213
Atco Ltd. - Class I	1,578	48,493
AutoCanada, Inc. (a)	1,002	16,423
Bank of Montreal	2,800	245,409
Barrick Gold Corp.	5,600	86,796
Birchcliff Energy Ltd.	7,509	53,327
Boardwalk Real Estate Investment Trust	1,575	52,745
Boston Pizza Royalties Income Fund	1,763	19,514
BRP, Inc.	1,847	113,774
Calibre Mining Corp. (a)	31,882	21,926
Canadian Imperial Bank of Commerce	1,400	61,276
Canadian Natural Resources Ltd.	3,000	139,646
Canadian Pacific Railway Ltd.	35,580	2,373,898
Canadian Utilities Ltd. - Class A	2,000	52,021
Canfor Corp. (a)	5,295	77,086
Cenovus Energy, Inc.	6,100	93,707
CGI, Inc. (a)	200	15,056
Cogeco Communications, Inc.	1,814	94,695
Crescent Point Energy Corp.	15,998	98,442
Dollarama, Inc.	100	5,741
Element Fleet Management Corp.	10,559	124,597
Empire Co. Ltd. - Class A	3,500	87,060
Enbridge, Inc.	2,300	85,283
Enerplus Corp.	2,747	38,898
Fairfax Financial Holdings Ltd.	800	365,376
Finning International, Inc.	5,055	88,852
Frontera Energy Corp. (a)	2,676	19,392
George Weston Ltd.	1,850	193,699
Gildan Activewear, Inc.	3,822	108,046
goeasy Ltd.	201	15,645
iA Financial Corp., Inc.	2,546	129,369
Imperial Oil Ltd.	4,900	212,161
Interfor Corp. (a)	3,454	60,461
Jamieson Wellness, Inc. (d)	689	16,714
Killam Apartment Real Estate Investment Trust	5,240	57,849
Kinross Gold Corp.	23,800	89,593
Linamar Corp.	554	21,581
Lululemon Athletica, Inc. (a)	5,330	1,490,055
Major Drilling Group International, Inc. (a)	7,849	47,218
Methanex Corp.	486	15,480
MTY Food Group, Inc.	1,757	72,514
National Bank of Canada	1,400	87,749
Northland Power, Inc.	6,100	178,626
Onex Corp.	900	41,281
Parex Resources, Inc.	13,707	200,145
Parkland Corp. (a)	3,100	66,428
Pet Valu Holdings Ltd.	1,466	36,879
Resolute Forest Products, Inc. (a)	1,483	29,652
Royal Bank of Canada	2,200	198,077
Spin Master Corp. (d)	733	22,059
Stelco Holdings, Inc.	2,302	57,344
Summit Industrial Income REIT	1,621	20,078
Suncor Energy, Inc.	2,300	64,770
TFI International, Inc.	400	36,199
The Bank of Nova Scotia	5,181	246,420
The Descartes Systems Group, Inc. (a)	1,492	94,736
The Toronto-Dominion Bank	2,400	147,195
Thomson Reuters Corp.	1,400	143,714
TMX Group Ltd.	100	9,198
Toromont Industries Ltd.	200	13,923
Tourmaline Oil Corp.	1,300	67,562
Tricon Residential, Inc.	12,006	103,863
Vermilion Energy, Inc.	2,411	51,611
Wajax Corp.	1,421	19,134
Western Forest Products, Inc.	45,972	43,930
Whitecap Resources, Inc.	6,227	39,399
WSP Global, Inc.	600	66,074
		9,464,766
Chile - 0.1%
Cia Cervecerias Unidas SA	1,421	7,723
Empresa Nacional de Telecomunicaciones SA	10,803	30,609
Enel Americas SA	544,593	57,384
Enel Chile SA	1,099,059	31,779
Falabella SA	1,904	3,796
		131,291
China - 4.1%
360 DigiTech, Inc. - ADR	3,416	43,793
Alibaba Group Holding Ltd. (a)	120,548	1,209,204
Anhui Conch Cement Co. Ltd. - Class H	19,300	60,830
ANTA Sports Products Ltd.	12,700	133,770
AviChina Industry & Technology Co. Ltd. - Class H	98,000	37,734
BAIC Motor Corp. Ltd. - Class H (d)	67,500	14,741
Baidu, Inc. - Class A (a)	2,400	35,415
Baidu, Inc. - ADR (a)	4,295	504,620
Bairong, Inc. (a)(d)	55,500	57,552
Bank of Jiangsu Co. Ltd. - Class A	29,300	30,720
Beijing-Shanghai High Speed Railway Co. Ltd. - Class A	8,000	5,096
Bloomage Biotechnology Corp. Ltd. - Class A	652	12,037
BOE Technology Group Co. Ltd. - Class A	87,400	40,270
BYD Co. Ltd. - Class A	1,400	49,670
BYD Co. Ltd. - Class H	14,500	356,585
BYD Electronic International Co. Ltd.	1,500	3,560
China BlueChemical Ltd. - Class H	150,000	31,086
China Construction Bank Corp. - Class H	609,000	350,458
China Galaxy Securities Co. Ltd. - Class A	6,900	8,750
China Galaxy Securities Co. Ltd. - Class H	113,300	52,156
China Modern Dairy Holdings Ltd.	505,000	57,527
China National Building Material Co. Ltd. - Class H	14,000	10,626
China Northern Rare Earth Group High-Tech Co. Ltd. - Class A	4,600	17,177
China Petroleum & Chemical Corp. - Class A	74,300	44,928
China Petroleum & Chemical Corp. - Class H	410,000	174,733
China Reinsurance Group Corp. - Class H	588,000	36,158
China Shineway Pharmaceutical Group Ltd.	26,000	16,049
China XLX Fertiliser Ltd	33,000	16,547
China Yongda Automobiles Services Holdings Ltd.	30,500	16,305
Chongqing Brewery Co. Ltd. - Class A	1,200	18,964
COSCO SHIPPING Holdings Co. Ltd. - Class A	30,200	46,852
COSCO SHIPPING Holdings Co. Ltd. - Class H	43,500	50,835
Country Garden Services Holdings Co. Ltd.	2,500	3,653
Daqo New Energy Corp. - ADR (a)	573	30,415
Dong-E-E-Jiao Co. Ltd. - Class A	1,500	6,846
Ecovacs Robotics Co. Ltd. - Class A	900	8,457
Excellence Commercial Property & Facilities Management Group Ltd.	64,000	22,383
Fufeng Group Ltd.	126,000	64,259
G-bits Network Technology Xiamen Co. Ltd. - Class A	200	7,004
GF Securities Co. Ltd. - Class H	198,800	216,097
Gotion High-tech Co. Ltd. - Class A	100	428
Great Wall Motor Co. Ltd. - Class A	5,300	20,637
Hangzhou Tigermed Consulting Co. Ltd. - Class A	300	3,852
Hangzhou Tigermed Consulting Co. Ltd. - Class A	600	7,704
Industrial & Commercial Bank of China Ltd. - Class H	395,100	184,314
JCET Group Co. Ltd. - Class A	3,000	9,055
JD.com, Inc. - Class A	3,491	88,152
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. - Class A	3,500	77,994
JiuGui Liquor Co. Ltd. - Class A	524	9,274
KE Holdings, Inc. - ADR (a)	1,677	29,381
Kweichow Moutai Co. Ltd. - Class A	600	157,822
Li Auto, Inc. - ADR (a)	7,167	164,913
Li Ning Co. Ltd.	149,000	1,132,283
LONGi Green Energy Technology Co. Ltd. - Class A	11,988	80,517
Luzhou Laojiao Co. Ltd. - Class A	300	9,713
Maanshan Iron & Steel Co. Ltd. - Class H	124,000	25,686
Midea Real Estate Holding Ltd. (d)	12,600	11,754
Morimatsu International Holdings Co. Ltd. (a)	14,000	14,134
NetDragon Websoft Holdings Ltd.	19,000	34,511
NetEase, Inc.	1,900	28,853
Newborn Town, Inc. (a)	92,000	18,537
NIO, Inc. - ADR (a)	3,321	52,372
PetroChina Co. Ltd. - Class A	50,500	36,446
PetroChina Co. Ltd. - Class H	454,000	186,693
PICC Property & Casualty Co. Ltd. - Class H	92,000	95,160
Pinduoduo, Inc. - ADR (a)	66	4,130
SAIC Motor Corp. Ltd. - Class A	18,168	36,476
Seazen Holdings Co. Ltd. - Class A (a)	2,600	6,383
Shaanxi Coal Industry Co. Ltd. - Class A	3,000	9,608
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. - Class A	878	37,607
Shenzhou International Group Holdings Ltd.	64,900	497,798
Sinopec Engineering Group Co. Ltd.	212,000	84,646
Suzhou Maxwell Technologies Co. Ltd. - Class A	400	27,331
Tencent Holdings Ltd.	2,180	73,623
The People's Insurance Co. Group of China Ltd.	4,000	1,158
Tongcheng Travel Holdings Ltd. (a)	800	1,563
Trip.com Group Ltd. - ADR (a)	25,945	708,558
West China Cement Ltd.	144,000	14,653
Wuliangye Yibin Co. Ltd. - Class A	700	16,624
Xinte Energy Co. Ltd. - Class H	12,000	25,365
XPeng, Inc. - ADR (a)	4,973	59,427
Yonghe Medical Group Co. Ltd.	15,500	16,575
Zhejiang HangKe Technology, Inc. Co. - Class A	943	6,643
Zhejiang Huayou Cobalt Co. Ltd. - Class A	650	5,879
Zoomlion Heavy Industry Science and Technology Co. Ltd. - Class H	46,800	16,188
		8,034,282
Colombia - 0.0% (e)
Bancolombia SA	17	115

Czech Republic - 0.2%
CEZ AS	12,741	436,773
Komercni Banka AS	177	4,428
		441,201
Denmark - 2.4%
ALK-Abello A/S (a)	1,140	17,933
AP Moller - Maersk A/S - Class A	47	82,827
AP Moller - Maersk A/S - Class B	199	360,477
Bavarian Nordic A/S (a)	837	24,418
Chemometec A/S	294	22,195
D/S Norden A/S	3,656	152,692
Danske Bank A/S	28,150	348,372
DSV A/S	4,980	577,213
Genmab A/S (a)	1,410	454,498
ISS A/S (a)	2,351	36,001
Jyske Bank A/S (a)	1,496	77,181
NKT A/S (a)	452	21,220
Novo Nordisk A/S - Class B	25,439	2,535,607
Per Aarsleff Holding A/S	651	15,985
Ringkjoebing Landbobank A/S	467	49,481
Solar A/S - Class B	287	18,740
		4,794,840
Egypt - 0.1%
Abou Kir Fertilizers & Chemical Industries	28,664	36,381
Sidi Kerir Petrochemicals Co. (a)	142,681	53,670
		90,051
Finland - 1.2%
Kesko Oyj - Class B	10,638	197,679
Nokia Oyj	334,575	1,428,677
Nordea Bank Abp	50,739	434,146
Sampo Oyj - Class A	4,557	194,481
Terveystalo Oyj (d)	2,069	16,736
Uponor Oyj	3,748	49,211
Valmet Oyj	2,496	50,339
		2,371,269
France - 6.7%
Accor SA (a)	27,705	578,442
Airbus SE	1,539	132,957
Amundi SA (d)	24,471	1,014,699
AXA SA	797	17,450
Biosynex	3,555	45,693
Bouygues SA	9,135	237,977
Bureau Veritas SA	3,911	87,341
Capgemini SE	758	121,136
Cie de Saint-Gobain	2,931	104,530
Cie des Alpes (a)	4,919	59,235
Cie Generale des Etablissements Michelin SCA	40,468	901,579
Coface SA (a)	4,969	47,483
Dassault Systemes SE	8,885	305,409
Derichebourg SA	5,185	20,568
Elis SA	4,320	43,529
Engie SA	13,885	159,314
Equasens	277	16,489
Eurobio Scientific SA (a)	1,857	29,157
Hermes International	173	203,336
Jacquet Metals SACA	1,525	18,967
Kering SA	931	411,704
Legrand SA	54	3,489
L'Oreal SA	123	39,165
LVMH Moet Hennessy Louis Vuitton SE	3,365	1,978,057
Mersen SA	747	20,642
Pernod Ricard SA	7,913	1,446,356
Publicis Groupe SA	9,826	464,943
Rexel SA	97,134	1,444,724
Rothschild & Co.	745	24,379
Rubis SCA	793	16,411
Sanofi	15,455	1,179,525
Schneider Electric SE	8,100	908,743
SCOR SE	17,625	255,367
Societe BIC SA	2,935	186,452
Societe Generale SA	637	12,639
Technip Energies NV	4,118	46,598
Television Francaise 1	5,013	28,706
Thales SA	255	28,126
TotalEnergies SE	7,804	367,332
Verallia SA (d)	2,082	46,677
Virbac SA	332	86,258
		13,141,584
Georgia - 0.0% (e)
TBC Bank Group PLC	1,968	36,610

Germany - 2.3%
Adesso SE	296	29,995
Allianz SE	353	55,862
Atoss Software AG	301	33,578
Aurubis AG	1,097	57,950
BASF SE	32,807	1,271,390
Cliq Digital AG	2,736	49,320
Covestro AG (d)	35,838	1,036,139
Daimler Truck Holding AG (a)	28,672	656,182
Fresenius Medical Care AG & Co. KGaA	25,717	730,951
Gerresheimer AG	402	19,741
Hornbach Holding AG & Co. KGaA	282	17,782
HUGO BOSS AG	1,697	79,850
Infineon Technologies AG	2,274	50,393
K+S AG	917	17,448
Mensch und Maschine Software SE	423	17,733
Mercedes-Benz Group AG	3,173	162,259
Merck KGaA	362	59,079
MLP SE	5,098	25,947
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	211	51,038
ProSiebenSat.1 Media SE	2,137	15,329
Sirius Real Estate Ltd.	42,096	33,202
Suedzucker AG	1,830	22,209
Synlab AG	4,832	59,872
TUI AG (a)	15,344	18,492
Wacker Neuson SE	2,774	36,561
Wuestenrot & Wuerttembergische AG	1,202	16,027
		4,624,329
Gibraltar - 0.0% (e)
888 Holdings PLC	20,636	21,267

Greece - 0.0% (e)
Danaos Corp.	525	29,232
FF Group (a)(b)	2,880	–
Hellenic Telecommunications Organization SA	3,090	44,883
		74,115
Hong Kong - 2.4%
AIA Group Ltd.	192,265	1,596,291
Beijing Enterprises Holdings Ltd.	41,500	116,105
Bosideng International Holdings Ltd.	36,000	17,788
Brilliance China Automotive Holdings Ltd. (a)(b)	658,000	–
China Overseas Land & Investment Ltd.	262,000	675,721
China Taiping Insurance Holdings Co. Ltd.	40,200	33,635
China Traditional Chinese Medicine Holdings Co. Ltd.	112,000	38,691
China Water Affairs Group Ltd.	34,000	26,800
First Pacific Co. Ltd.	368,000	111,883
Futu Holdings Ltd. - ADR (a)	1,118	41,690
Galaxy Entertainment Group Ltd.	260,000	1,518,095
Geely Automobile Holdings Ltd.	25,000	33,894
Gemdale Properties & Investment Corp. Ltd.	844,000	56,900
Hang Lung Properties Ltd.	10,000	16,324
Jardine Matheson Holdings Ltd.	3,000	151,879
Johnson Electric Holdings Ltd.	18,000	17,903
Kerry Logistics Network Ltd.	24,000	38,341
New World Development Co. Ltd.	4,000	11,302
Singamas Container Holdings Ltd.	306,000	23,312
Swire Pacific Ltd. - Class A	19,500	145,521
Tam Jai International Co. Ltd.	125,000	33,371
Texhong Textile Group Ltd.	47,500	32,421
The United Laboratories International Holdings Ltd.	170,000	70,682
United Energy Group Ltd.	166,000	18,953
		4,827,502
India - 1.9%
APL Apollo Tubes Ltd.	1,369	17,449
Asian Paints Ltd.	7,465	306,191
Axis Bank Ltd.	125	1,115
Bharat Petroleum Corp. Ltd.	10,124	37,711
Bharti Airtel Ltd.	17,922	175,042
Computer Age Management Services Ltd.	1,080	33,254
Coromandel International Ltd.	2,254	27,333
Cosmo First Ltd.	2,859	30,514
Dwarikesh Sugar Industries Ltd.	16,727	19,706
EID Parry India Ltd.	3,709	27,186
Equitas Holdings Ltd. (a)	55,378	67,353
GAIL India Ltd.	12,399	13,192
GHCL Ltd.	8,310	66,224
Godawari Power and Ispat Ltd.	13,579	46,273
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	9,256	72,291
Gujarat State Fertilizers & Chemicals Ltd.	19,973	31,868
Hero MotoCorp Ltd.	4,288	133,330
Indian Energy Exchange Ltd. (d)	9,111	15,750
Indraprastha Gas Ltd.	12,214	59,299
Info Edge India Ltd.	2,489	116,671
IRCON International Ltd. (d)	71,311	34,404
ITC Ltd.	26,189	106,368
J Kumar Infraprojects Ltd.	10,380	38,320
KPIT Technologies Ltd.	8,554	68,447
Mahindra & Mahindra Ltd.	10,566	163,201
NTPC Ltd.	149,751	292,089
Oil India Ltd.	7,170	15,325
Page Industries Ltd.	199	123,664
Persistent Systems Ltd.	595	23,352
PI Industries Ltd.	378	13,816
Polyplex Corp. Ltd.	2,886	69,513
Power Grid Corp. of India Ltd.	60,406	156,313
PTC India Ltd.	47,442	44,508
Rail Vikas Nigam Ltd.	59,709	24,679
Rashtriya Chemicals & Fertilizers Ltd.	34,529	39,828
Redington Ltd.	24,101	40,919
Route Mobile Ltd.	1,024	16,988
Sansera Engineering Ltd. (d)	5,937	51,263
Sapphire Foods India Ltd. (a)	1,275	23,264
Shyam Metalics & Energy Ltd.	10,274	35,873
Siemens Ltd.	2,628	89,267
Sonata Software Ltd.	5,414	34,022
SRF Ltd.	14	426
State Bank of India	22,244	143,835
Suven Pharmaceuticals Ltd.	3,857	21,260
Tamilnadu Petroproducts Ltd	28,862	34,852
Tata Motors Ltd. (a)	8,321	40,958
The Great Eastern Shipping Co. Ltd.	17,501	115,688
The Karnataka Bank Ltd.	45,853	43,955
The Karur Vysya Bank Ltd.	137,895	137,431
Timken India Ltd.	1,497	56,370
Torrent Pharmaceuticals Ltd.	550	10,475
United Spirits Ltd. (a)	11,339	116,584
WNS Holdings Ltd. - ADR (a)	1,919	157,051
		3,682,060
Indonesia - 0.2%
Astra International Tbk PT	22,000	9,491
Bank Central Asia Tbk PT	2,200	1,228
Bank Jago Tbk PT (a)	17,300	7,442
Bank Mandiri Persero Tbk Pt	139,200	85,350
Bank Negara Indonesia Persero Tbk Pt	23,100	13,505
Bank Tabungan Negara Persero Tbk PT	336,700	32,787
Ciputra Development Tbk PT	467,100	29,099
Delta Dunia Makmur Tbk PT (a)	843,200	20,742
Erajaya Swasembada Tbk Pt	822,000	22,235
Indofood Sukses Makmur Tbk PT	53,100	20,933
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	1,008,700	47,162
Kalbe Farma Tbk PT	1,095,900	131,229
Triputra Agro Persada PT	954,200	40,983
		462,186
Ireland - 2.8%
Accenture PLC - Class A	6,800	1,749,640
AIB Group PLC	27,271	65,683
Bank of Ireland Group PLC	78,216	499,994
Experian PLC	58,931	1,727,685
Glenveagh Properties PLC (a)(d)	19,719	17,182
ICON PLC (a)	7,920	1,455,538
Keywords Studios PLC	1,109	28,282
Origin Enterprises PLC	13,604	47,929
		5,591,933
Isle Of Man - 0.0% (e)
Playtech PLC (a)	10,097	48,985

Israel - 0.2%
Africa Israel Residences Ltd.	1,361	59,005
Ashtrom Group Ltd.	2,043	42,834
Aura Investments Ltd.	10,715	18,340
Danel Adir Yeoshua Ltd.	454	47,577
Ilex Medical Ltd.	557	12,796
Inmode Ltd. (a)	956	27,829
Palram Industries 1990 Ltd.	1,812	19,683
Perion Network Ltd. (a)	1,191	22,974
Plus500 Ltd.	4,497	82,158
		333,196
Italy - 2.1%
Anima Holding SpA (d)	11,228	31,834
Assicurazioni Generali SpA	21,821	297,011
Azimut Holding SpA	1,400	19,925
Banco BPM SpA	38,722	100,686
Buzzi Unicem SpA	2,643	37,472
Carel Industries SpA (d)	1,558	29,114
Digital Bros SpA	1,029	22,659
El.En. SpA	8,974	100,891
Enel SpA	183,323	751,259
Eni SpA	41,455	440,404
Exprivia SpA	14,272	17,439
Ferrari NV	9,212	1,718,194
Fila SpA	2,822	19,276
Hera SpA	37,831	80,041
Iren SpA	11,747	15,447
Leonardo SpA	20,061	141,965
Moncler SpA	2,486	102,074
Recordati Industria Chimica e Farmaceutica SpA	347	12,747
Reply SpA	413	43,084
Sanlorenzo SpA	1,093	35,145
Sesa SpA	150	16,214
Stevanato Group SpA	2,492	42,214
Technoprobe SpA (a)	13,342	92,841
Terna - Rete Elettrica Nazionale	574	3,497
		4,171,433
Japan - 10.7%
ADEKA Corp.	3,100	46,410
Advantest Corp.	4,300	199,836
Aichi Financial GR (a)	6,993	41,407
Aisan Industry Co. Ltd.	4,200	19,859
ANA Holdings, Inc. (a)	4,700	88,404
Arclands Corp.	11,100	110,794
Asahi Kasei Corp	11,700	77,380
Asteria Corp.	3,400	18,476
Bell System24 Holdings, Inc.	6,400	61,141
Benesse Holdings, Inc.	1,400	20,738
BML, Inc.	1,000	22,559
Canon, Inc.	700	15,267
Careerlink Co. Ltd.	2,300	35,346
Central Japan Railway Co.	100	11,715
CMIC Holdings Co. Ltd.	5,900	61,989
Cosmo Energy Holdings Co. Ltd.	2,600	66,698
Daihatsu Diesel Manufacturing Co. Ltd.	25,800	87,446
Daihen Corp.	900	22,943
Dai-ichi Life Holdings, Inc.	1,100	17,485
Daiichi Sankyo Co. Ltd.	100	2,782
Daiken Corp.	3,400	42,912
Daishinku Corp.	4,300	25,832
Daiwa Securities Group, Inc.	19,900	77,975
Dear Life Co. Ltd.	9,900	37,935
Disco Corp.	1,000	217,916
East Japan Railway Co.	1,900	97,541
Eiken Chemical Co. Ltd.	1,500	18,632
Eisai Co. Ltd.	2,100	112,642
EJ Holdings, Inc.	3,500	31,428
Electric Power Development Co. Ltd.	4,300	60,713
ENEOS Holdings, Inc.	28,600	92,351
Exedy Corp.	8,700	98,862
Fast Retailing Co. Ltd.	400	212,572
FIDEA Holdings Co. Ltd.	2,600	22,672
Fuji Electric Co. Ltd.	1,800	65,981
Fukuoka Financial Group, Inc.	30,100	534,132
GMO Payment Gateway, Inc.	1,100	74,330
Goldcrest Co. Ltd.	4,100	46,920
H.U. Group Holdings, Inc.	5,000	90,651
Hakuhodo DY Holdings, Inc.	2,700	19,043
Hamamatsu Photonics KK	4,300	184,624
Hirose Electric Co. Ltd.	100	12,997
Hokkaido Electric Power Co., Inc.	11,900	37,275
Hokko Chemical Industry Co. Ltd.	2,900	18,157
Honda Motor Co. Ltd.	33,700	734,124
Honeys Holdings Co. Ltd.	4,500	37,827
Horiba Ltd.	700	27,201
Hoshizaki Corp	700	19,373
Hulic Reit, Inc.	30	34,326
Idemitsu Kosan Co. Ltd.	1,600	34,620
IDOM, Inc.	8,000	47,806
Inui Global Logistics Co. Ltd.	6,100	68,950
I-PEX, Inc.	2,200	18,870
ISB Corp	4,700	39,594
Iseki & Co. Ltd.	3,200	25,883
Ishihara Sangyo Kaisha Ltd.	4,000	28,235
Isuzu Motors Ltd.	89,000	983,866
Itfor, Inc.	5,400	28,465
Itoham Yonekyu Holdings, Inc.	16,100	74,157
J Trust Co. Ltd.	11,100	43,871
Jaccs Co. Ltd.	2,300	57,131
Japan Communications, Inc. (a)	14,400	21,818
Japan Post Bank Co. Ltd.	9,900	69,024
Japan Post Holdings Co. Ltd.	35,700	236,391
Japan System Techniques Co. Ltd.	2,800	23,255
Japan Tobacco, Inc.	5,000	82,068
JINUSHI Co. Ltd.	1,700	23,374
J-Lease Co. Ltd.	900	14,049
JSB Co. Ltd.	900	23,341
Juroku Financial Group, Inc.	3,200	53,994
JVCKenwood Corp.	75,100	102,424
Kajima Corp.	2,200	20,898
Kakaku.com, Inc.	900	15,132
Kaneka Corp.	5,200	130,024
Kanto Denka Kogyo Co. Ltd.	3,100	19,798
Kawasaki Kisen Kaisha Ltd. (f)	1,200	16,694
KDDI Corp.	500	14,665
Keyence Corp.	3,680	1,221,771
KFC Holdings Japan Ltd.	1,800	33,680
Kirin Holdings Co. Ltd.	1,700	26,182
Kobe Steel Ltd.	24,100	96,761
Kokusai Pulp & Paper Co. Ltd.	11,500	57,222
Komatsu Ltd.	75,200	1,359,910
Komeri Co. Ltd.	1,800	34,411
Komori Corp.	20,700	101,075
Konoike Transport Co. Ltd.	5,900	57,637
Kosaido Holdings Co. Ltd.	5,000	48,690
Kurabo Industries Ltd.	2,200	30,028
Kuraray Co. Ltd.	2,700	18,932
KYB Corp.	1,200	25,719
Kyocera Corp	100	5,055
Lasertec Corp.	9,200	925,136
Lawson, Inc.	1,700	55,528
Leopalace21 Corp. (a)	8,200	18,845
Look Holdings, Inc.	2,300	33,950
Macnica Holdings, Inc.	4,400	82,710
Maruha Nichiro Corp.	1,600	27,220
Maruzen Showa Unyu Co. Ltd.	1,700	35,982
Matsuda Sangyo Co. Ltd.	2,900	43,347
MatsukiyoCocokara & Co.	1,100	47,047
Maxell Ltd.	3,000	28,460
Mazda Motor Corp.	22,500	148,935
Meiko Network Japan Co. Ltd.	4,800	20,048
Mirai Corp.	340	115,544
Mitsubishi UFJ Financial Group, Inc.	800	3,608
Mitsui & Co. Ltd.	18,500	396,898
Mitsui-Soko Holdings Co. Ltd.	4,500	95,778
Mizuho Financial Group, Inc.	22,400	242,009
Mizuho Medy Co. Ltd.	1,400	26,411
Mochida Pharmaceutical Co. Ltd.	900	21,026
MS&AD Insurance Group Holdings, Inc.	2,500	66,159
MTG Co. Ltd.	2,500	21,036
Nachi-Fujikoshi Corp.	2,600	63,442
Nexon Co. Ltd.	4,200	73,452
NGK Insulators Ltd.	12,400	154,576
Nihon M&A Center Holdings, Inc.	5,200	58,822
Nintendo Co. Ltd.	13,000	526,405
Nippon Electric Glass Co. Ltd.	4,200	72,483
Nippon Express Holdings, Inc.	900	45,508
NIPPON REIT Investment Corp.	11	28,077
Nippon Sheet Glass Co. Ltd. (a)	24,400	86,021
Nippon Steel Corp.	9,600	133,622
Nippon Suisan Kaisha Ltd.	23,900	90,107
Nippon Telegraph & Telephone Corp.	3,800	102,516
Nippon Thompson Co. Ltd.	18,200	67,190
Nipro Corp.	16,000	119,910
Nishi-Nippon Financial Holdings, Inc.	13,600	70,578
Nissan Motor Co. Ltd.	8,400	26,852
Nisshinbo Holdings, Inc.	30,300	220,240
Nitto Denko Corp.	2,100	113,865
Okamoto Machine Tool Works Ltd.	1,300	36,303
Ono Pharmaceutical Co. Ltd.	3,500	81,417
Osaka Soda Co. Ltd.	1,900	49,909
Panasonic Corp.	63,901	448,746
Pressance Corp.	2,400	24,294
Qol Holdings Co. Ltd.	10,800	89,597
Recruit Holdings Co. Ltd.	6,800	196,270
Resona Holdings, Inc.	154,000	562,298
Restar Holdings Corp.	2,300	30,735
Ricoh Co. Ltd.	2,100	15,325
Riken Corp.	1,200	18,962
Riken Vitamin Co. Ltd.	2,300	27,825
Rock Field Co. Ltd.	2,300	23,061
S Foods, Inc.	1,200	25,192
Sakai Chemical Industry Co. Ltd.	1,500	19,456
Sanei Architecture Planning Co. Ltd.	2,700	30,067
SCREEN Holdings Co. Ltd.	900	49,192
Seikagaku Corp.	10,600	60,956
Seino Holdings Co. Ltd.	7,200	57,806
Sekisui Chemical Co. Ltd.	200	2,448
Senshu Electric Co Ltd	600	21,595
Shibaura Machine Co Ltd	3,600	71,845
Shidax Corp.	14,700	59,802
Shimadzu Corp.	2,500	65,075
Shimano, Inc.	1,100	173,362
Shin-Etsu Chemical Co. Ltd.	400	39,721
Shionogi & Co. Ltd.	2,300	111,267
Showa Denko KK	1,300	18,504
SKY Perfect JSAT Holdings, Inc.	20,700	74,033
SoftBank Corp.	7,600	76,005
SoftBank Group Corp.	100	3,397
Sohgo Security Services Co. Ltd.	800	20,145
SOSiLA Logistics REIT, Inc.	32	33,357
Sparx Group Co. Ltd.	7,080	64,920
Square Enix Holdings Co. Ltd.	2,400	102,925
Star Asia Investment Corp.	127	49,108
Stella Chemifa Corp.	2,400	41,667
Subaru Corp.	46,000	689,963
SUMCO Corp.	100	1,162
Sumitomo Corp.	12,300	153,491
Sumitomo Electric Industries Ltd.	100	1,015
Sumitomo Forestry Co. Ltd.	1,700	25,726
Sumitomo Mitsui Financial Group, Inc.	14,200	395,152
Sun Frontier Fudousan Co. Ltd.	6,400	49,598
T&D Holdings, Inc.	24,600	232,631
Taisei Corp.	100	2,782
Takaoka Toko Co. Ltd.	3,300	40,279
Takara Leben Co. Ltd.	13,700	36,491
Takara Leben Real Estate Investment Corp.	158	112,203
Takasho Co. Ltd.	3,900	18,182
Takeda Pharmaceutical Co. Ltd.	35,200	914,220
The 77 Bank Ltd.	3,800	46,837
The Ogaki Kyoritsu Bank Ltd.	1,400	16,588
The Oita Bank Ltd.	2,200	27,616
Toho Gas Co. Ltd.	2,500	49,437
Tokyo Gas Co. Ltd.	6,600	111,467
Tokyo Seimitsu Co. Ltd.	1,100	32,249
Tokyotokeiba Co. Ltd.	1,600	45,731
Tokyu Fudosan Holdings Corp.	6,900	35,983
Topre Corp.	2,300	17,671
Toray Industries, Inc.	92,700	454,979
Tosoh Corp.	4,700	52,482
Toyo Seikan Group Holdings Ltd.	7,200	86,897
Toyo Tire Corp.	5,200	56,522
Toyobo Co. Ltd.	6,500	46,564
Toyota Motor Corp.	6,400	83,308
Toyota Tsusho Corp.	1,300	40,354
Transcosmos, Inc.	1,000	25,856
TV Asahi Holdings Corp.	2,000	19,390
Uchida Yoko Co. Ltd.	1,700	51,580
Unitika Ltd. (a)	19,000	39,173
Xebio Holdings Co. Ltd.	18,300	122,052
Yakult Honsha Co. Ltd.	800	46,520
Yamazaki Baking Co. Ltd.	2,800	32,182
Yokorei Co. Ltd.	5,400	32,904
		21,184,256
Jersey - 0.0% (e)
Centamin PLC	33,893	33,778

Luxembourg - 0.2%
ArcelorMittal SA	17,751	354,986
Reinet Investments SCA	3,446	50,538
		405,524
Malaysia - 0.2%
Bumi Armada Bhd (a)	746,700	61,274
Heineken Malaysia Bhd	5,700	29,349
Hong Leong Financial Group Bhd	1,100	4,374
Lynas Rare Earths Ltd. (a)	8,487	40,846
Malaysia Airports Holdings Bhd (a)	25,600	30,777
Public Bank Bhd	69,600	63,283
RHB Bank Bhd	4,800	5,734
Telekom Malaysia Bhd	21,600	25,396
TIME dotCom Bhd	39,500	39,301
		300,334
Mauritius - 0.0% (e)
Capital Ltd.	80,609	74,651

Mexico - 0.4%
Alfa SAB de CV - Class A	109,000	69,277
Arca Continental SAB de CV	17,400	125,285
Bolsa Mexicana de Valores SAB de CV	38,600	64,782
Coca-Cola Femsa SAB de CV	805	4,691
FIBRA Macquarie Mexico (d)	27,000	32,645
Fomento Economico Mexicano SAB de CV	16,300	102,238
GCC SAB de CV	5,800	34,377
Genomma Lab Internacional SAB de CV - Class B	38,600	26,641
Grupo Aeroportuario del Sureste SAB de CV - Class B	6,345	124,761
Nemak SAB de CV (a)(d)	173,900	37,993
Orbia Advance Corp. SAB de CV	41,700	70,192
Promotora y Operadora de Infraestructura SAB de CV	9,060	61,636
		754,518
Netherlands - 3.8%
Adyen NV (a)(d)	1,030	1,281,365
ASM International NV	4,107	918,897
ASML Holding NV	1,549	642,509
ASML Holding NV - ADR	3,650	1,516,028
ASR Nederland NV	4,412	169,615
Eurocommercial Properties NV	1,731	34,164
Heijmans NV - CVA	3,681	34,224
Heineken NV	1,010	88,543
ING Groep NV	122,181	1,047,614
Koninklijke Ahold Delhaize NV	9,966	253,773
Ordina NV	19,641	72,780
Randstad NV	28,276	1,222,732
Signify NV (d)	1,954	50,571
Stellantis NV	302	3,566
Van Lanschot Kempen NV - CVA	4,356	84,232
		7,420,613
New Zealand - 0.0% (e)
Air New Zealand Ltd. (a)	43,339	17,365
Spark New Zealand Ltd.	405	1,135
Summerset Group Holdings Ltd.	8,948	54,041
		72,541
Norway - 0.3%
2020 Bulkers Ltd.	1,884	14,754
Belships ASA	28,510	35,697
BW Offshore Ltd.	7,035	14,734
DNB Bank ASA	17,512	277,249
DNO ASA	39,943	45,250
Equinor ASA	3,220	106,207
Europris ASA (d)	8,843	44,050
Petronor E&P ASA (a)	10,856	777
Rana Gruber ASA	13,112	47,302
Veidekke ASA	2,030	15,133
		601,153
Philippines - 0.1%
BDO Unibank, Inc.	58,760	111,937
DMCI Holdings, Inc.	210,800	35,450
GT Capital Holdings, Inc.	1,340	9,484
International Container Terminal Services, Inc.	560	1,497
Metro Pacific Investments Corp.	936,000	53,169
Metropolitan Bank & Trust Co.	47,720	39,537
Robinsons Land Corp.	65,600	18,453
		269,527
Poland - 0.1%
Enea SA (a)	50,781	63,128
Grupa Azoty SA (a)	3,989	26,972
PGE Polska Grupa Energetyczna SA (a)	58,567	73,531
Santander Bank Polska SA	958	37,664
Tauron Polska Energia SA (a)	115,292	46,928
		248,223
Portugal - 0.1%
Banco Comercial Portugues SA - Class R	267,417	31,659
EDP - Energias de Portugal SA	1,949	8,437
Galp Energia SGPS SA	118	1,131
Jeronimo Martins SGPS SA	5,184	96,584
Sonae SGPS SA	108,448	87,184
		224,995
Qatar - 0.0% (e)
Qatar Fuel QSC	5,914	30,357

Russia - 0.0% (e)
Novolipetsk Steel PJSC (b)	46,050	–
PhosAgro PJSC - GDR (a)(b)	5,089	–
Sberbank of Russia PJSC (a)(b)(c)	29,200	–
Severstal PAO (b)(c)	608	–
Surgutneftegas PJSC (b)(c)	168,940	–
Tatneft PJSC (b)(c)	19,624	–
		–
Saudi Arabia - 0.3%
Arab National Bank	7,973	65,176
Bank Al-Jazira	11	66
Bupa Arabia for Cooperative Insurance Co.	26	1,160
Etihad Etisalat Co.	3,280	30,907
Saudi Basic Industries Corp.	4,945	116,635
Saudi Electricity Co.	6,648	43,033
Saudi Telecom Co.	12,720	132,855
The Co. for Cooperative Insurance (a)	1,017	21,750
The Saudi National Bank	7,708	128,682
		540,264
Singapore - 0.9%
BW Energy Ltd. (a)	13,575	26,685
CapitaLand Ascott Trust	159,100	108,642
Capitaland India Trust	69,000	50,167
Cromwell EU REIT (a)	17,400	30,476
DBS Group Holdings Ltd.	42,150	974,507
First Resources Ltd.	32,800	31,750
Genting Singapore Ltd.	95,100	51,730
Golden Agri-Resources Ltd.	159,200	29,312
Japfa Ltd.	92,200	35,518
Jiutian Chemical Group Ltd.	778,500	41,428
Oversea-Chinese Banking Corp. Ltd.	24,300	199,052
Raffles Medical Group Ltd.	122,200	113,334
Sasseur Real Estate Investment Trust	176,100	86,507
SIA Engineering Co. Ltd. (a)	12,300	19,075
United Overseas Bank Ltd.	2,000	36,313
		1,834,496
South Africa - 0.4%
African Rainbow Minerals Ltd.	1,603	21,547
Anglo American Platinum Ltd.	427	29,983
Fortress REIT Ltd. - Class B (a)	176,764	39,845
Gold Fields Ltd.	10,718	86,605
Harmony Gold Mining Co. Ltd.	5,564	13,016
Investec Ltd.	8,478	33,383
Investec PLC	23,411	94,251
Mediclinic International PLC	5,571	30,179
Mr Price Group Ltd.	2,731	25,912
MTN Group Ltd.	3,355	22,027
MultiChoice Group	11,259	71,654
Old Mutual Ltd.	109,330	58,855
Resilient REIT Ltd.	13,010	34,394
Royal Bafokeng Platinum Ltd.	6,440	50,920
Sappi Ltd. (a)	9,664	23,404
Shoprite Holdings Ltd.	11,243	134,257
Sibanye Stillwater Ltd.	2,760	6,388
The Bidvest Group Ltd.	701	7,607
Vodacom Group Ltd.	6,085	40,799
		825,026
South Korea - 1.8%
ABLBio, Inc. (a)	1,179	16,779
AfreecaTV Co. Ltd.	514	22,518
Asia Paper Manufacturing Co. Ltd.	728	16,625
BNK Financial Group, Inc.	18,756	78,494
CJ Corp.	106	5,116
Daewon Pharmaceutical Co. Ltd.	1,866	19,805
Daewoo Engineering & Construction Co. Ltd. (a)	10,484	29,900
DB HiTek Co. Ltd.	982	25,282
DB Insurance Co. Ltd.	631	24,168
DGB Financial Group, Inc.	9,009	43,854
Global Standard Technology Co. Ltd.	1,055	13,499
GOLFZON Co. Ltd.	391	29,262
GS Holdings Corp	1,845	53,561
Hana Financial Group, Inc.	20,026	491,848
Hanmi Semiconductor Co. Ltd.	6,953	51,547
Hanwha Aerospace Co. Ltd.	707	30,360
Hanwha General Insurance Co. Ltd. (a)	10,240	28,165
Hanwha Life Insurance Co. Ltd. (a)	12,884	18,644
Humasis Co. Ltd.	2,099	17,512
Hyundai Glovis Co. Ltd.	732	82,409
Hyundai Rotem Co. Ltd. (a)	1,351	23,662
HyVision System, Inc.	2,733	26,988
InBody Co Ltd.	1,828	24,409
JB Financial Group Co. Ltd.	18,050	87,287
JVM Co. Ltd.	2,865	36,559
Kia Corp.	5,977	298,296
Kumho Petrochemical Co. Ltd.	681	54,771
LabGenomics Co. Ltd.	4,620	20,445
LF Corp.	2,996	30,407
LG Corp.	212	10,951
LG Energy Solution Ltd. (a)	263	77,751
LX Semicon Co. Ltd.	843	44,684
MegaStudyEdu Co. Ltd.	775	38,461
Mgame Corp. (a)	4,089	16,545
Orion Corp.	1,214	86,994
Pan Ocean Co. Ltd.	10,310	32,134
POSCO Holdings, Inc.	2,723	400,944
Samchully Co. Ltd.	614	114,900
Samsung Card Co. Ltd.	875	18,417
Samsung Electronics Co. Ltd.	5,166	189,816
Samsung Securities Co. Ltd.	1,213	25,852
SD Biosensor, Inc.	910	16,743
Shinhan Financial Group Co. Ltd.	26,259	610,812
Shinsegae, Inc.	256	40,967
SIMMTECH Co. Ltd.	704	14,290
SL Corp.	2,042	45,587
Woori Financial Group, Inc.	4,266	31,695
Youngone Corp.	807	24,888
		3,544,603
Spain - 1.4%
Amadeus IT Group SA (a)	22,340	1,034,091
Banco Bilbao Vizcaya Argentaria SA	3,296	14,804
Banco de Sabadell SA	56,244	37,510
CaixaBank SA	178,942	576,620
Endesa SA	10,372	155,478
Energia Innovacion y Desarrollo Fotovoltaico SA (a)	245	18,438
Faes Farma SA	16,883	61,055
Gestamp Automocion SA (d)	13,853	41,301
Grupo Catalana Occidente SA	1,132	28,315
Iberdrola SA	47,200	438,787
Industria de Diseno Textil SA	10,738	221,797
Laboratorios Farmaceuticos Rovi SA	1,791	76,799
Red Electrica Corp SA	238	3,645
Repsol SA	3,456	39,770
Unicaja Banco SA (d)	30,880	27,880
		2,776,290
Sweden - 2.1%
AcadeMedia AB (d)	6,941	30,064
Assa Abloy AB - Class B	5,208	97,324
Atlas Copco AB - Class A	81,435	754,104
Atlas Copco AB - Class B	17,964	148,634
Betsson AB - Class B	14,450	84,193
Bilia AB - Class A	4,897	55,751
BioGaia AB - Class B	8,387	57,986
Bravida Holding AB (d)	3,208	26,283
Evolution AB (d)	15,510	1,221,450
Hemnet Group AB	4,542	57,829
HMS Networks AB	983	26,562
Humana AB (a)	3,322	14,517
Intrum AB	2,794	35,086
Inwido AB	2,281	17,929
New Wave Group AB - Class B	7,712	100,658
Nordic Waterproofing Holding AB	1,403	18,849
Peab AB - Class B	12,859	61,360
Samhallsbyggnadsbolaget i Norden AB	13,295	14,188
Securitas AB - Class B	2,161	15,045
Skandinaviska Enskilda Banken AB - Class A	30,208	286,742
SkiStar AB	6,775	67,341
SSAB AB - Class B	35,687	151,500
Swedbank AB - Class A	14,133	184,785
Swedish Orphan Biovitrum AB (a)	5,343	103,430
Trelleborg AB - Class B	17,283	322,332
Truecaller AB - Class B (a)	8,379	27,899
Volvo AB - Class A	5,663	83,871
Wihlborgs Fastigheter AB	2,548	15,418
		4,081,130
Switzerland - 5.1%
Alcon, Inc.	24,670	1,428,640
Belimo Holding AG (a)	67	24,537
Bobst Group SA	1,549	123,215
Burkhalter Holding AG	591	44,518
Coca-Cola HBC AG	5,650	118,902
Comet Holding AG	575	83,452
Credit Suisse Group AG	77,506	305,459
dormakaba Holding AG	77	25,934
Ferrexpo PLC	7,905	10,520
Kuehne + Nagel International AG	389	78,821
Lonza Group AG	1,651	802,896
Nestle SA	19,722	2,135,491
Novartis AG	4,673	356,238
Roche Holding AG	4,628	1,509,001
Sensirion Holding AG (a)(d)	201	16,295
SFS Group AG	332	28,411
Sika AG	6,846	1,370,899
STMicroelectronics NV	12,586	388,334
Swiss Re AG	1,206	88,587
Swissquote Group Holding SA	362	37,581
UBS Group AG	67,223	971,101
Zehnder Group AG	1,079	55,280
Zurich Insurance Group AG	99	39,355
		10,043,467
Taiwan - 2.8%
Advanced International Multitech Co. Ltd.	19,000	54,699
Anpec Electronics Corp.	9,000	30,888
Asia Vital Components Co. Ltd.	9,000	31,586
Chicony Power Technology Co. Ltd.	14,000	29,395
Compeq Manufacturing Co. Ltd.	46,000	65,453
Continental Holdings Corp.	59,000	55,836
CTBC Financial Holding Co. Ltd.	176,000	109,481
Delta Electronics, Inc.	2,000	15,894
Depo Auto Parts Ind Co. Ltd.	43,000	95,240
E Ink Holdings, Inc.	14,000	92,498
Evergreen International Storage & Transport Corp.	35,000	34,865
Far EasTone Telecommunications Co. Ltd.	21,000	47,790
Faraday Technology Corp.	4,000	16,617
Farglory Land Development Co. Ltd.	46,000	83,259
Fusheng Precision Co. Ltd.	9,000	51,483
Global Unichip Corp.	6,000	109,674
Globalwafers Co. Ltd.	3,000	34,141
Gold Circuit Electronics Ltd.	8,100	23,727
Grape King Bio Ltd.	5,000	21,020
Hiwin Technologies Corp.	9,000	49,752
Hon Hai Precision Industry Co. Ltd.	482,961	1,541,838
Kindom Development Co. Ltd.	56,000	44,588
King Yuan Electronics Co. Ltd.	37,000	35,579
Kinsus Interconnect Technology Corp.	10,000	28,869
Lotes Co. Ltd.	4,000	96,169
Macronix International Co. Ltd.	113,000	111,104
MediaTek, Inc.	1,600	27,847
PharmaEngine, Inc.	10,000	37,247
Realtek Semiconductor Corp.	19,400	163,368
Ruentex Development Co. Ltd.	18,000	29,191
Sanyang Motor Co. Ltd.	33,000	39,860
Scientech Corp.	21,000	45,269
Shih Wei Navigation Co. Ltd.	26,000	19,866
Shiny Chemical Industrial Co. Ltd.	23,888	85,938
Silicon Motion Technology Corp. - ADR	458	29,857
Sitronix Technology Corp.	10,000	51,226
Standard Chemical & Pharmaceutical Co. Ltd.	57,000	81,691
TaiDoc Technology Corp.	8,000	41,183
Taigen Biopharmaceuticals Holdings Ltd. (a)	33,000	15,856
Taiwan Semiconductor Manufacturing Co. Ltd.	122,600	1,611,489
Taiwan Surface Mounting Technology Corp.	11,000	28,823
Tong Hsing Electronic Industries Ltd.	7,000	36,135
Unimicron Technology Corp.	6,000	22,280
Vanguard International Semiconductor Corp.	36,000	72,777
Voltronic Power Technology Corp.	1,000	43,782
Wisdom Marine Lines Co. Ltd.	59,000	95,992
Zhen Ding Technology Holding Ltd.	28,000	92,602
		5,583,724
Thailand - 0.6%
Amata Corp. PCL	67,400	33,171
AP Thailand PCL - NVDR	726,900	182,267
Bangkok Commercial Asset Management PCL - NVDR	8,100	3,466
BANPU PUBLIC Co. - NVDR	49,800	16,217
Chularat Hospital PCL - NVDR	203,000	19,753
Forth Corp. PCL	12,800	17,191
Ichitan Group PCL	297,100	68,281
Indorama Ventures PCL - NVDR	4,600	4,716
Krung Thai Bank PCL - NVDR	62,700	27,598
Mega Lifesciences PCL - NVDR	22,800	27,923
Minor International PCL - NVDR (a)	2,500	1,748
Polyplex Thailand PCL - NVDR	31,000	20,037
PTT Exploration & Production PCL - NVDR	30,100	127,692
SCB X PCL	193,500	545,052
		1,095,112
Turkey - 0.4%
Akbank TAS	531,659	323,599
Aksa Enerji Uretim AS	18,579	37,107
Haci Omer Sabanci Holding AS	86,816	120,742
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class D	32,536	20,958
Koza Altin Isletmeleri AS	2,717	26,729
Koza Anadolu Metal Madencilik Isletmeleri AS (a)	22,049	31,456
Logo Yazilim Sanayi Ve Ticaret AS	11,264	27,552
Migros Ticaret AS (a)	15,093	82,167
Sinpas Gayrimenkul Yatirim Ortakligi AS (a)	212,157	49,689
Sok Marketler Ticaret AS (a)	27,886	31,113
Turk Telekomunikasyon AS	44,027	25,704
		776,816
United Arab Emirates - 0.4%
Abu Dhabi Commercial Bank PJSC	171,141	419,795
Abu Dhabi Islamic Bank PJSC	42,906	105,314
Dubai Islamic Bank PJSC	115,056	186,668
Emaar Development PJSC (a)	41,164	51,053
		762,830
United States - 4.3%
Aon PLC - Class A	6,970	1,867,054
EPAM Systems, Inc. (a)	4,600	1,666,074
GXO Logistics, Inc. (a)	159	5,575
Mettler-Toledo International, Inc. (a)	890	964,867
ResMed, Inc.	7,670	1,674,361
STERIS PLC	7,480	1,243,774
Waste Connections, Inc.	7,900	1,067,527
		8,489,232
Total Common Stocks (Cost $173,668,761)		158,369,386

PREFERRED STOCKS - 1.0%
Brazil - 0.5%
Cia Energetica de Minas Gerais	106,801	213,628
Cia Paranaense de Energia - Class B	60,700	74,041
Itau Unibanco Holding SA	74,721	387,848
Itausa SA	1,200	2,169
Metalurgica Gerdau SA	20,100	39,534
Petroleo Brasileiro SA	24,200	134,406
Unipar Carbocloro SA - Class B	2,550	45,216
		896,842
Colombia - 0.0% (e)
Bancolombia SA	5,140	31,241

Germany - 0.5%
Bayerische Motoren Werke AG	1,812	118,482
Einhell Germany AG	110	12,882
Schaeffler AG	13,106	59,292
Volkswagen AG	6,965	860,305
		1,050,961
Russia - 0.0% (e)
Surgutneftegas PJSC (b)(c)	270,800	–

South Korea - 0.0% (e)
Hyundai Motor Co.	7	408
Total Preferred Stocks (Cost $3,138,859)		1,979,452

U.S. TREASURY OBLIGATIONS - 0.9%	Par Value
U.S. Treasury Notes - 0.9%
0.250%, due 09/30/23	$ 33,000	31,690
0.250%, due 06/15/24	250,000	233,438
0.750%, due 11/15/24	60,000	55,734
3.500%, due 09/15/25	47,000	46,045
0.250%, due 10/31/25	59,000	52,234
0.875%, due 09/30/26	236,000	207,643
1.250%, due 11/30/26	361,000	321,234
1.500%, due 01/31/27	18,900	16,945
2.750%, due 04/30/27	1,000	944
3.250%, due 06/30/27	2,600	2,506
3.125%, due 08/31/27	311,400	298,749
1.125%, due 02/15/31 (f)	27,000	21,870
1.625%, due 05/15/31	288,000	241,740
2.750%, due 08/15/32	196,000	179,279
Total U.S. Treasury Obligations (Cost $1,872,861)		1,710,051

AGENCY MORTGAGE-BACKED OBLIGATIONS INTEREST-ONLY STRIPS - 0.1%
Federal Home Loan Mortgage Corp. - 0.1%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K-108, 1.691%, due 03/25/30 (g)	499,729	48,730
Series K-1501, 0.382%, due 04/25/30 (g)	2,708,484	57,440
Series K-110, 1.697%, due 04/25/30 (g)	498,333	48,248
Series K-118, 0.959%, due 09/25/30 (g)	996,174	57,215
Total Agency Mortgage-Backed Obligations Interest-Only Strips (Cost $184,833)		211,633

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 2.3%
Alen 2021-ACEN Mortgage Trust
Series 2021-ACEN, 6.125%, due 04/17/34 (1 Month U.S. LIBOR + 2.250%) (d)(h)	200,000	186,500
BBCMS 2021-AGW Mortgage Trust
Series 2021-AGW, 5.125%, due 06/16/36 (1 Month U.S. LIBOR + 1.250%) (d)(h)	100,000	94,260
BBCMS 2018-TALL Mortgage Trust
Series 2018-TALL, 4.597%, due 03/15/37 (1 Month U.S. LIBOR + 0.722%) (d)(h)	200,000	189,008
BX Commercial Mortgage Trust 2020-VKNG
Series 2020-VKNG, 5.275%, due 10/15/37 (1 Month U.S. LIBOR + 1.400%) (d)(h)	74,504	70,854
CIM Trust 2021-J3
Series 2021-J3, 2.500%, due 06/25/51 (d)(g)	545,232	421,959
Deephaven Residential Mortgage Trust 2022-2
Series 2022-2, 4.300%, due 03/25/67 (d)(g)	370,511	351,756
GS Mortgage Securities Trust 2018-HART
Series 2018-HART, 4.970%, due 10/15/31 (1 Month U.S. LIBOR + 1.090%) (d)(h)	190,000	187,993
GSCG Trust 2019-600C
Series 2019-600C, 2.936%, due 09/12/34 (d)	200,000	186,252
JP Morgan Chase Commercial Mortgage Securities Trust 2019-ICON
Series A, 3.884%, due 01/06/34 (d)	150,000	144,763
JP Morgan Mortgage Trust 2017-2
Series 2017-2, 3.500%, due 05/25/47 (d)(g)	58,758	52,572
JP Morgan Mortgage Trust 2018-5
Series 2018-5, 3.500%, due 10/25/48 (d)(g)	114,858	102,800
JP Morgan Mortgage Trust 2019-1
Series 2019-1, 4.000%, due 05/25/49 (d)(g)	13,318	12,739
JP Morgan Mortgage Trust 2019-INV3
Series 2019-INV3, 3.500%, due 05/25/50 (d)(g)	126,760	116,727
JP Morgan Mortgage Trust 2020-2
Series 2020-2, 3.500%, due 07/25/50 (d)(g)	77,265	68,318
JP Morgan Mortgage Trust 2021-7
Series TR, 2.500%, due 11/25/51 (d)(g)	258,622	200,392
JP Morgan Trust 2015-3
Series 2015-3, 3.500%, due 05/25/45 (d)(g)	63,885	58,508
JPMBB Commercial Mortgage Securities Trust 2013-C12
Series B, 4.087%, due 07/17/45 (g)	182,000	178,476
Morgan Stanley Capital I Trust 2016-BNK2
Series C, 3.889%, due 11/18/49 (g)	200,000	173,149
PFP 2021-8 Ltd.
Series 2021-8, 5.212%, due 08/09/37 (1 Month U.S. LIBOR + 1.800%) (c)(d)(h)	100,000	96,007
Provident Funding Mortgage Trust 2021-J1
Series FLT, 2.000%, due 10/25/51 (d)(g)	200,000	119,048
PSMC 2020-3 Trust
Series 2020-3, 3.000%, due 11/25/50 (d)(g)	71,033	62,322
Ready Capital Mortgage Financing 2021-FL5 LLC
Series 2021-FL5, 5.336%, due 04/25/38 (1 Month U.S. LIBOR + 1.750%) (d)(h)	400,000	384,964
Sequoia Mortgage Trust 2013-3
Series 2013-3, 2.500%, due 03/25/43 (g)	84,539	73,497
Sequoia Mortgage Trust 2019-CH2
Series 2019-CH2, 4.500%, due 08/25/49 (d)(g)	2,383	2,351
Sequoia Mortgage Trust 2019-CH3
Series 2019-CH3, 4.000%, due 10/25/49 (d)(g)	7,047	6,823
Sequoia Mortgage Trust 2020-4
Series 2020-4, 2.500%, due 11/25/50 (d)(g)	200,000	140,366
Sequoia Mortgage Trust 2021-1
Series A-7, 2.500%, due 03/25/51 (d)(g)	400,000	266,252
SLG Office Trust 2021-OVA
Series 2021-OVA, 2.585%, due 07/17/41 (d)	220,000	175,534
Wells Fargo Commercial Mortgage Trust 2021-FCMT
Series A, 5.075%, due 05/15/31 (1 Month U.S. LIBOR + 1.200%) (d)(h)	100,000	95,757
Wells Fargo Mortgage Backed Securities 2020-RR1 Trust
Series A-1, 3.000%, due 05/25/50 (d)(g)	110,499	94,085
WFRBS Commercial Mortgage Trust 2014-C21
Series 2014-C21, 4.213%, due 08/16/47 (g)	207,000	194,964
Total Non-Agency Mortgage-Backed Obligations (Cost $5,276,888)		4,508,996

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS INTEREST-ONLY STRIPS - 0.1%
BANK 2020-BNK30
Series 2020-BNK30, 1.319%, due 12/17/53 (g)	980,535	70,102
Benchmark 2020-B19 Mortgage Trust
Series 2020-B19, 1.772%, due 09/17/53 (g)	994,618	78,903
DBJPM 20-C9 Mortgage Trust
Series 2020-C9, 1.709%, due 08/15/53 (g)	787,109	57,008
Total Non-Agency Mortgage-Backed Obligations Interest-Only Strips (Cost $281,519)		206,013

ASSET-BACKED SECURITIES - 1.8%
American Airlines 2015-2 Class AA Pass Through Trust
Series 2015-2, 3.600%, due 03/22/29	81,667	72,405
American Airlines 2016-2 Class AA Pass Through Trust
Series 2016-2, 3.200%, due 12/15/29	47,488	41,310
AmeriCredit Automobile Receivables Trust 2021-2
Series TR, 1.010%, due 01/19/27	100,000	91,836
Beacon Container Finance II LLC
Series NT, 2.250%, due 10/22/46 (d)	90,833	80,768
CLI Funding VIII LLC
Series LLC, 2.720%, due 01/18/47 (d)	70,360	60,214
Commonbond Student Loan Trust 2018-C-GS
Series A-1, 3.870%, due 02/25/46 (d)	100,299	98,595
Exeter Automobile Receivables Trust 2020-3
Series 2020-3, 1.320%, due 07/15/25	153,116	151,244
FedEx Corp 2020-1 Class AA Pass Through Trust
Series 2020-1AA, 1.875%, due 08/20/35	239,339	197,112
Laurel Road Prime Student Loan Trust 2020-A
Series 1.40000, 1.400%, due 11/25/50 (d)	173,079	162,070
Loanpal Solar Loan 2020-2 Ltd.
Series A, 2.750%, due 07/20/47 (d)	209,766	174,143
Marlette Funding Trust 2021-1
Series C, 1.410%, due 06/16/31 (d)	200,000	188,553
Mosaic Solar Loan Trust 2020-2
Series 2020-2, 1.440%, due 08/20/46 (d)	89,880	75,960
Navient Private Education Refi Loan Trust 2020-G
Series A, 1.170%, due 09/15/69 (d)	120,749	110,318
Navient Private Education Refi Loan Trust 2021-A
Series A, 0.840%, due 05/15/69 (d)	73,058	64,629
Oscar US Funding XII LLC
Series A-4, 1.000%, due 04/10/28 (d)	200,000	184,208
PFS Financing Corp.
Series 2021-A, 0.710%, due 04/15/26 (d)	100,000	93,609
Santander Consumer Auto Receivables Trust 2021-A
Series 2021-A, 1.030%, due 11/16/26 (d)	150,000	136,895
Santander Drive Auto Receivables Trust 2020-3
Series C, 1.120%, due 01/15/26	142,690	140,956
Santander Drive Auto Receivables Trust 2021-2
Series C, 0.900%, due 06/15/26	100,000	97,524
SMB Private Education Loan Trust 2020-PTB
Series 1.60000, 1.600%, due 09/15/54 (d)	239,100	212,169
SoFi Consumer Loan Program 2020-1 Trust
Series B, 2.250%, due 01/25/29 (d)	11,541	11,522
Sofi Professional Loan Program 2017-C LLC
Series A-1, 4.186%, due 07/25/40 (1 Month U.S. LIBOR + 0.600%) (d)(h)	44,609	44,340
Sofi Professional Loan Program 2018-B Trust
Series 3.34000, 3.340%, due 08/25/47 (d)	70,141	68,441
Sunnova Helios IV Issuer LLC
Series A, 2.980%, due 06/20/47 (d)	229,948	198,924
Tesla Auto Lease Trust 2019-A
Series 2019-A, 2.680%, due 01/20/23 (d)	250,000	249,477
Vivint Solar Financing VII LLC
Series LLC, 2.210%, due 07/31/51 (d)	183,770	149,574
Volvo Financial Equipment LLC Series 2020-1
Series A-4, 0.600%, due 03/15/28 (d)	150,000	140,758
Westlake Automobile Receivables Trust 2020-3
Series B, 0.780%, due 11/17/25 (d)	200,000	198,457
Total Asset-Backed Securities (Cost $3,834,555)		3,496,011

COLLATERALIZED LOAN OBLIGATIONS - 1.8%
Aimco CLO 11 Ltd.
Series 2020-11R, 5.209%, due 10/17/34 (3 Month U.S. LIBOR + 1.130%) (d)(h)	250,000	238,433
Apidos CLO XXIII
Series XXIII, 5.299%, due 04/15/33 (3 Month U.S. LIBOR + 1.220%) (d)(h)	400,000	388,442
Arbor Realty Commercial Real Estate Notes 2021-FL2 Ltd.
Series B, 5.475%, due 05/15/36 (1 Month U.S. LIBOR + 1.600%) (d)(h)	450,000	423,980
Betony CLO 2 Ltd.
Series 2018, 5.495%, due 04/30/31 (3 Month U.S. LIBOR + 1.080%) (d)(h)	250,000	245,022
CARLYLE US CLO 2021-1 Ltd.
Series LTD, 5.219%, due 04/15/34 (3 Month U.S. LIBOR + 1.140%) (d)(h)	250,000	242,365
Madison Park Funding XXI Ltd.
Series FLT, 5.479%, due 10/15/32 (3 Month U.S. LIBOR + 1.400%) (d)(h)	250,000	237,413
Marble Point CLO XIV Ltd.
Series FLT, 5.523%, due 01/20/32 (3 Month U.S. LIBOR + 1.280%) (d)(h)	490,000	471,095
MF1 2021-FL7 Ltd.
Series 2021-FL7, 5.493%, due 10/16/36 (1 Month U.S. LIBOR + 2.050%) (c)(d)(h)	200,000	187,671
Octagon Investment Partners 48 Ltd.
Series A-R, 5.393%, due 10/20/34 (3 Month U.S. LIBOR + 1.150%) (d)(h)	400,000	381690
Palmer Square CLO 2019-1 Ltd.
Series 2019-1R, 5.800%, due 11/14/34 (3 Month U.S. LIBOR + 1.150%) (d)(h)	250,000	239,558
TCI-Symphony CLO 2016-1 Ltd.
Series FLT, 4.961%, due 10/13/32 (3 Month U.S. LIBOR + 1.020%) (d)(h)	500,000	488,965
Total Collateralized Loan Obligations (Cost $3,684,090)		3,544,634

CORPORATE BONDS - 4.1%
Britain - 0.1%
BAT International Finance PLC
1.668%, due 03/25/26	151,000	130,265
Royalty Pharma PLC
0.750%, due 09/02/23	60,000	57,447
1.750%, due 09/02/27	61,000	50,630
2.200%, due 09/02/30	96,000	73,048
		311,390
Canada - 0.1%
Royal Bank of Canada
1.200%, due 04/27/26	91,000	79,210
The Bank of Nova Scotia
2.700%, due 08/03/26	111,000	101,183
		180,393
Japan - 0.1%
Mitsubishi UFJ Financial Group, Inc.
3.761%, due 07/26/23	70,000	69,274
Sumitomo Mitsui Trust Bank Ltd.
2.800%, due 03/10/27 (d)	71,000	63,906
		133,180
United States - 3.8%
3M Co.
2.000%, due 02/14/25	93,000	86,973
AbbVie, Inc.
3.800%, due 03/15/25	128,000	123,639
Aflac, Inc.
3.250%, due 03/17/25	91,000	90,936
Altria Group, Inc.
3.400%, due 05/06/30	93,000	75,290
Amazon.com, Inc.
1.500%, due 06/03/30	108,000	85,244
Ameren Illinois Co.
3.800%, due 05/15/28	80,000	75,006
American Express Co.
2.250%, due 03/04/25	69,000	64,742
American Honda Finance Corp.
1.200%, due 07/08/25	74,000	66,986
American International Group, Inc.
3.900%, due 04/01/26	60,000	57,318
Amgen, Inc.
3.200%, due 11/02/27	84,000	77,039
Amphenol Corp.
2.800%, due 02/15/30	98,000	82,075
Apple, Inc.
1.200%, due 02/08/28	91,000	76,127
Assurant, Inc.
4.200%, due 09/27/23	52,000	51,845
AT&T, Inc.
2.250%, due 02/01/32	146,000	110,432
Bank of America Corp.
4.125%, due 01/22/24	196,000	194,411
4.000%, due 01/22/25	75,000	72,502
1.734%, due 07/22/27 (SOFR Rate + 0.960%) (h)	140,000	120,166
3.593%, due 07/21/28 (3 Month U.S. LIBOR + 1.370%) (h)	67,000	60,511
2.592%, due 04/29/31 (SOFR Rate + 2.150%) (h)	177,000	140,729
Broadcom, Inc.
2.450%, due 02/15/31 (d)	62,000	46,585
Carrier Global Corp.
2.722%, due 02/15/30	145,000	119,819
Caterpillar Financial Services Corp.
3.250%, due 12/01/24	95,000	92,224
Citigroup, Inc.
0.981%, due 05/01/25 (SOFR Rate + 0.669%) (h)	137,000	126,803
CVS Health Corp.
3.875%, due 07/20/25	247,000	238,973
1.750%, due 08/21/30	146,000	111,306
Duke Energy Corp.
3.150%, due 08/15/27	143,000	129,373
4.300%, due 03/15/28	69,000	64,979
Ecolab, Inc.
4.800%, due 03/24/30	64,000	62,525
Entergy Corp.
0.900%, due 09/15/25	101,000	88,795
Enterprise Products Operating LLC
2.800%, due 01/31/30	73,000	60,779
Equinix, Inc.
1.250%, due 07/15/25	133,000	118,958
Exxon Mobil Corp.
2.275%, due 08/16/26	100,000	91,260
Fox Corp.
3.050%, due 04/07/25	153,000	145,952
Global Payments, Inc.
2.650%, due 02/15/25	82,000	76,486
HCA, Inc.
4.125%, due 06/15/29	103,000	91,155
Johnson & Johnson
0.950%, due 09/01/27	91,000	76,746
1.300%, due 09/01/30	91,000	72,310
JPMorgan Chase & Co.
3.875%, due 09/10/24	193,000	188,955
1.470%, due 09/22/27 (SOFR Rate + 0.765%) (h)	112,000	94,656
1.953%, due 02/04/32 (SOFR Rate + 1.065%) (h)	73,000	54,243
2.580%, due 04/22/32 (SOFR Rate + 1.250%) (h)	190,000	147,210
Keurig Dr Pepper, Inc.
4.417%, due 05/25/25	17,000	16,738
Kinder Morgan Energy Partners LP
3.450%, due 02/15/23	70,000	69,646
Kite Realty Group LP
4.000%, due 10/01/26	78,000	72,295
Meta Platforms, Inc.
3.500%, due 08/15/27 (d)	20,000	18,683
3.850%, due 08/15/32 (d)	35,000	30,784
Microsoft Corp.
2.400%, due 08/08/26	92,000	85,134
Morgan Stanley
4.274%, due 11/10/23 (SOFR Rate + 0.466%) (h)	147,000	145,840
1.164%, due 10/21/25 (SOFR Rate + 0.560%) (h)	101,000	92,112
2.188%, due 04/28/26 (SOFR Rate + 1.990%) (h)	235,000	215,210
4.679%, due 07/17/26 (SOFR Rate + 1.669%) (h)	65,000	63,259
1.593%, due 05/04/27 (SOFR Rate + 0.879%) (h)	183,000	158,237
2.239%, due 07/21/32 (SOFR Rate + 1.178%) (h)	93,000	69,861
MPLX LP
4.875%, due 12/01/24	74,000	73,226
2.650%, due 08/15/30	32,000	25,133
4.950%, due 09/01/32	22,000	19,994
NextEra Energy Capital Holdings, Inc.
4.625%, due 07/15/27	103,000	99,657
Oracle Corp.
2.950%, due 04/01/30	211,000	169,007
O'Reilly Automotive, Inc.
3.600%, due 09/01/27	146,000	135,353
PepsiCo, Inc.
2.625%, due 07/29/29	84,000	72,873
Phillips 66
0.900%, due 02/15/24	71,000	67,211
Raytheon Technologies Corp.
3.200%, due 03/15/24	92,000	90,105
Realty Income Corp.
3.250%, due 01/15/31	120,000	102,750
Ross Stores, Inc.
4.600%, due 04/15/25	120,000	118,854
Sabine Pass Liquefaction LLC
5.000%, due 03/15/27	57,000	54,791
Sierra Pacific Power Co.
2.600%, due 05/01/26	128,000	118,126
Southwestern Electric Power Co.
1.650%, due 03/15/26	91,000	80,364
Steel Dynamics, Inc.
1.650%, due 10/15/27	73,000	59,855
The AES Corp.
1.375%, due 01/15/26	71,000	61,156
The Boeing Co.
4.875%, due 05/01/25	75,000	73,308
The Charles Schwab Corp.
3.300%, due 04/01/27	54,000	50,518
The Goldman Sachs Group, Inc.
0.855%, due 02/12/26 (SOFR Rate + 0.609%) (h)	91,000	81,231
The Home Depot, Inc.
1.500%, due 09/15/28	103,000	85,354
The Walt Disney Co.
2.200%, due 01/13/28	72,000	62,551
T-Mobile USA, Inc.
2.250%, due 02/15/26	16,000	14,267
3.750%, due 04/15/27	57,000	52,692
Trans-Allegheny Interstate Line Co.
3.850%, due 06/01/25 (d)	108,000	103,142
United Airlines 2014-2 Class A Pass Through Trust
Series A, 3.750%, due 03/03/28	-	-
US Bancorp
4.548%, due 07/22/28 (SOFR Rate + 1.660%) (h)	42,000	40,553
Verizon Communications, Inc.
4.329%, due 09/21/28	73,000	68,561
2.355%, due 03/15/32	160,000	121,846
VMware, Inc.
1.000%, due 08/15/24	95,000	87,693
Walmart, Inc.
1.050%, due 09/17/26	105,000	91,701
Wells Fargo & Co.
2.406%, due 10/30/25 (SOFR Rate + 1.087%) (h)	182,000	169,730
2.164%, due 02/11/26 (3 Month U.S. LIBOR + 0.750%) (h)	40,000	36,860
		7,538,324
Total Corporate Bonds (Cost $9,402,185)		8,163,287

AFFILIATED REGISTERED INVESTMENT COMPANIES - 4.3%	Shares
Voya Emerging Markets Hard Currency Debt Fund - Class P	232,904	1,611,698
Voya High Yield Bond Fund - Class P	123,288	801,371
Voya Investment Grade Credit Fund - Class P	58,225	508,889
Voya Securitized Credit Fund - Class P	623,560	5,630,749
Total Affiliated Registered Investment Companies (Cost $9,696,116)		8,552,707

Total Investments at Value - 96.4% (Cost $211,040,667)		190,742,170
Other Assets in Excess of Liabilities - 3.6%		7,114,993
Net Assets - 100.0%		$197,857,163

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
CVA	Certificaten Van Aandelen
GDR	Global Depository Receipt
LIBOR	London Interbank Offered Rate
NVDR	Non-Voting Depository Receipt
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)
Level 3 security. Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Directors. The total value of such securities is $0 as of September 30, 2022, representing 0.0% of net assets.

(c)	Illiquid security. The total value of such securities is $283,678 as of September 30, 2022, representing 0.1% of net assets.
(d)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other ‘‘qualified institutional buyers.’’ As of September 30, 2022, the value of these investments was $15,774,033 or 8.0% of total net assets.

(e)	Represents less than 0.1%.
(f)	This security or a partial position of this security is on loan at September 30, 2022. The total market value of securities on loan at September 30, 2022, was $61,887.
(g)	Variable rate security. The coupon is based on an underlying pool of loans. The rate listed is as of September 30, 2022.
(h)	Variable rate security based on a reference index and spread. The rate listed is as of September 30, 2022.

The Accompanying Footnotes are an Integral Part of this Schedule of Investments.

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF FUTURES CONTRACTS
September 30, 2022 (Unaudited)

				Value/
			Notional	Unrealized
FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Amount	Appreciation
2-Year U.S. Treasury Note Future	5	12/30/2022	$951,273	$13,202
5-Year U.S. Treasury Note Future	20	12/30/2022	1,827,421	74,426
10-Year U.S. Treasury Note Future	20	12/20/2022	1,913,579	111,494
U.S. Treasury Long Bond Future	9	12/20/2022	956,431	96,714
Ultra 10-Year U.S. Treasury Bond Future	15	12/20/2022	1,387,337	115,631
Ultra Long-Term U.S. Treasury Bond Future	7	12/20/2022	588,922	73,037
Total Futures Contracts Sold Short			$7,624,963	$484,504

The average monthly notional amount of futures contracts sold short for Wilshire International Equity Fund during the nine months ended September 30, 2022 was $8,624,043.

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF TOTAL RETURN SWAPS
September 30, 2022 (Unaudited)

Counterparty	Reference Entity	Pay/Receive Total Return on Reference Entity	Financing Rate	Maturity Date	Payment Frequency	Shares	Notional Amount	Value/ Unrealized Depreciation
Morgan Stanley Capital	MSCI EAFE Total Return Index	Receive	(U.S. Federal Funds Rate + 0.070%)	11/02/2022	Monthly	4,336	$ 24,326,907	$ (8,234,116)
Morgan Stanley Capital	MSCI Emerging Markets Total Return Index	Receive	(U.S. Federal Funds Rate + 0.120%)	11/02/2022	Monthly	25,124	11,131,640	(4,386,766)
Total Return Swaps								$ (12,620,882)

The average monthly notional amount of total return swaps for Wilshire International Equity Fund during the nine months ended September 30, 2022 was $44,276,519.

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF CENTRALLY CLEARED CREDIT DEFAULT SWAPS
September 30, 2022 (Unaudited)
Pay
	Reference		Fixed	Termination	Payment	Notional		Premium	Unrealized
Counterparty	Entity	Protection	Rate	Date	Frequency	Amount	Value	Paid	Appreciation
Morgan Stanley Capital	CDX North American High Yield Index	Buy	5.000%	06/20/2027	Quarterly	396,446	8,975	398	8,577
Total Credit Default Swap Contracts							$ 8,975	$ 398	$ 8,577

The average monthly notional amount of credit default swaps for Wilshire International Equity Fund during the nine months ended September 30, 2022 was $287,704.

WILSHIRE INTERNATIONAL EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2022 (Unaudited)

1. Securities Valuation

Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolios’ pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Adviser’s Pricing Committee concludes it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Adviser’s Pricing Committee, whose members include at least two representatives of Wilshire Advisors LLC (the “Adviser”), one of whom is an officer of the Company, or by the Company’s Valuation Committee which is composed of Directors of the Company. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

Wilshire International Equity Fund uses a third-party pricing agent who provides a daily fair value for foreign securities. In the event that the Adviser believes that the fair values provided are not reliable, the Adviser may request that a meeting of the Pricing Committee be held.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;
● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended September 30, 2022, there have been no significant changes to the Portfolio's fair value methodologies.

The following is a summary of the inputs used to value the Portfolio's investments as of September 30, 2022:

Wilshire International Equity Fund	Level 1	Level 2	Level 3		Total
Common Stocks . . . . . . . . . . . . . . . . . . . . . . .
Australia . . . . . . . . . . . . . . . . . . . . . . .	$1,351,988	$4,518,103	$-	*	$5,870,091
Austria . . . . . . . . . . . . . . . . . . . . . . .	-	267,021	-		267,021
Belgium . . . . . . . . . . . . . . . . . . . . . . .	-	175,719	-		175,719
Brazil . . . . . . . . . . . . . . . . . . . . . . .	2,249,597	-	-		2,249,597
Britain . . . . . . . . . . . . . . . . . . . . . . .	851,813	14,638,670	-		15,490,483
Canada . . . . . . . . . . . . . . . . . . . . . . .	9,464,766	-	-		9,464,766
Chile . . . . . . . . . . . . . . . . . . . . . . .	131,291	-	-		131,291
China . . . . . . . . . . . . . . . . . . . . . . .	1,597,609	6,436,673	-		8,034,282
Colombia . . . . . . . . . . . . . . . . . . . . . . .	115	-	-		115
Czech Republic . . . . . . . . . . . . . . . . . . . . . . .	-	441,201	-		441,201
Denmark . . . . . . . . . . . . . . . . . . . . . . .	-	4,794,840	-		4,794,840
Egypt . . . . . . . . . . . . . . . . . . . . . . .	53,670	36,381	-		90,051
Finland . . . . . . . . . . . . . . . . . . . . . . .	-	2,371,269	-		2,371,269
France . . . . . . . . . . . . . . . . . . . . . . .	-	13,141,584	-		13,141,584
Georgia . . . . . . . . . . . . . . . . . . . . . . .	-	36,610	-		36,610
Germany . . . . . . . . . . . . . . . . . . . . . . .	-	4,624,329	-		4,624,329
Gibraltar . . . . . . . . . . . . . . . . . . . . . . .	-	21,267	-		21,267
Greece . . . . . . . . . . . . . . . . . . . . . . .	29,232	44,883	-	*	74,115
Hong Kong . . . . . . . . . . . . . . . . . . . . . . .	41,690	4,785,812	-	*	4,827,502
India . . . . . . . . . . . . . . . . . . . . . . .	157,051	3,525,009	-		3,682,060
Indonesia . . . . . . . . . . . . . . . . . . . . . . .	-	462,186	-		462,186
Ireland . . . . . . . . . . . . . . . . . . . . . . .	3,205,178	2,386,755	-		5,591,933
Isle Of Man . . . . . . . . . . . . . . . . . . . . . . .	-	48,985	-		48,985
Israel . . . . . . . . . . . . . . . . . . . . . . .	50,803	282,393	-		333,196
Italy . . . . . . . . . . . . . . . . . . . . . . .	42,214	4,129,219	-		4,171,433
Japan . . . . . . . . . . . . . . . . . . . . . . .	-	21,184,256	-		21,184,256
Jersey . . . . . . . . . . . . . . . . . . . . . . .	-	33,778	-		33,778
Luxembourg . . . . . . . . . . . . . . . . . . . . . . .	-	405,524	-		405,524
Malaysia . . . . . . . . . . . . . . . . . . . . . . .	-	300,334	-		300,334
Mauritius . . . . . . . . . . . . . . . . . . . . . . .	-	74,651	-		74,651
Mexico . . . . . . . . . . . . . . . . . . . . . . .	754,518	-	-		754,518
Netherlands . . . . . . . . . . . . . . . . . . . . . . .	1,516,028	5,904,585	-		7,420,613
New Zealand . . . . . . . . . . . . . . . . . . . . . . .	-	72,541	-		72,541
Norway . . . . . . . . . . . . . . . . . . . . . . .	-	601,153	-		601,153
Philippines . . . . . . . . . . . . . . . . . . . . . . .	-	269,527	-		269,527
Poland . . . . . . . . . . . . . . . . . . . . . . .	-	248,223	-		248,223
Portugal . . . . . . . . . . . . . . . . . . . . . . .	-	224,995	-		224,995
Qatar . . . . . . . . . . . . . . . . . . . . . . .	-	30,357	-		30,357
Russia . . . . . . . . . . . . . . . . . . . . . . .	-	-	-	*	-
Saudi Arabia . . . . . . . . . . . . . . . . . . . . . . .	-	540,264	-		540,264
Singapore . . . . . . . . . . . . . . . . . . . . . . .	-	1,834,496	-		1,834,496
South Africa . . . . . . . . . . . . . . . . . . . . . . .	-	825,026	-		825,026
South Korea . . . . . . . . . . . . . . . . . . . . . . .	-	3,544,603	-		3,544,603
Spain . . . . . . . . . . . . . . . . . . . . . . .	-	2,776,290	-		2,776,290
Sweden . . . . . . . . . . . . . . . . . . . . . . .	-	4,081,130	-		4,081,130
Switzerland . . . . . . . . . . . . . . . . . . . . . . .	-	10,043,467	-		10,043,467
Taiwan . . . . . . . . . . . . . . . . . . . . . . .	29,857	5,553,867	-		5,583,724
Thailand . . . . . . . . . . . . . . . . . . . . . . .	101,452	993,660	-		1,095,112
Turkey . . . . . . . . . . . . . . . . . . . . . . .	-	776,816	-		776,816
United Arab Emirates . . . . . . . . . . . . . . . . . . . . . . .	-	762,830	-		762,830
United States . . . . . . . . . . . . . . . . . . . . . . .	8,489,232	-	-		8,489,232
Total Common Stocks . . . . . . . . . . . . . . . . . . . . . . .	30,118,104	128,251,282	-		158,369,386

Preferred Stocks . . . . . . . . . . . . . . . . . . . . . . .
Brazil . . . . . . . . . . . . . . . . . . . . . . .	$896,842	$-	$-		$896,842
Colombia . . . . . . . . . . . . . . . . . . . . . . .	31,241	-	-		31,241
Germany . . . . . . . . . . . . . . . . . . . . . . .	-	1,050,961	-		1,050,961
Russia . . . . . . . . . . . . . . . . . . . . . . .	-	-	-	*	-
South Korea . . . . . . . . . . . . . . . . . . . . . . .	-	408	-		408
Total Preferred Stocks . . . . . . . . . . . . . . . . . . . . . . .	928,083	1,051,369	-		1,979,452

U.S. Treasury Obligations . . . . . . . . . . . . . . . .	$-	$1,710,051	$-		$1,710,051
Agency Mortgage-Backed Obligations
Interest-Only Strips . . . . . . . . . . . . . . . . . .	-	211,633	-		211,633
Non-Agency Mortgage-Backed Obligations . .	-	4,508,996	-		4,508,996
Non-Agency Mortgage-Backed Obligations
Interest-Only Strips . . . . . . . . . . . . . . . . . .	-	206,013	-		206,013
Asset-Backed Securities . . . . . . . . . . . . . . . . .	-	3,496,011	-		3,496,011
Collateralized Loan Obligations . . . . . . . . . . . .	-	3,544,634	-		3,544,634
Corporate Bonds . . . . . . . . . . . . . . . . . . . . . .	-	8,163,287	-		8,163,287
Affiliated Registered Investment Companies . .	8,552,707	-	-		8,552,707
Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$39,598,894	$151,143,276	$-		$190,742,170

Other Financial Instruments**
Asset
Unrealized appreciation on futures contracts	$484,504	$-	$-		$484,504
Unrealized appreciation on swap contracts	-	8,577	-		8,577
Total Assets . . . . . . .	$484,504	$8,577	$-		$493,081

Liabilities
Unrealized depreciation on swap contracts	$-	$(12,620,882)	$-		$(12,620,882)
Total Liabilities. . . . . . . . .	$-	$(12,620,882)	$-		$(12,620,882)

* Includes securities that have been fair valued at $0.

** Other financial instruments are derivative financial instruments not reflected in the Schedules of Investments, such as futures contracts, swap contracts and forward foreign currency contracts. These contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Refer to the Fund's Schedule of Investments for a listing of the securities by industry or sector type. Wilshire International Equity Fund held common stocks and preferred stocks that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $0 and $0, respectively. A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is only presented when a Portfolio has over 1% of Level 3 investments.

2. Affiliated Investments
Due to Voya managing a portion of Wilshire International Equity Fund during the nine months ended September 30, 2022, certain securities held by the Portfolio are considered affiliated investments. Purchases and sales of shares of affiliated registered investment companies by Wilshire International Equity Fund during the nine months ended
September 30, 2022 and the value of such investments as of September 30, 2022 were as follows:
Fund	Value as of December 31, 2021	Purchases	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Depreciation	Value as of September 30, 2022	Income Distribution	Long-Term Capital Gain Distribution

Voya Emerging Markets Hard
Hard Currency Debt - Class P . . .	$ 2,298,725	$ 77,128	$ (150,000)	$ (60,870)	$ (553,285)	$ 1,611,698	$ 76,383	$ -
Voya High Yield Bond Fund - Class P . .	2,479,447	79,177	(1,400,000)	(130,845)	(226,408)	801,371	74,160	-
Voya Investment Grade Credit Fund - Class P . .	709,584	919,246	(900,000)	(174,215)	(45,726)	508,889	19,625	-
Voya Securitized Credit Fund - Class P . .	9,085,479	190,599	(3,100,000)	16,476	(561,805)	5,630,749	185,852	-
	$ 14,573,235	$ 1,266,150	$ (5,550,000)	$ (349,454)	$ (1,387,224)	$ 8,552,707	$ 356,020	$ -